SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Advances from unrelated third parties	[1]	$ 359,336	$ 332,331
Other taxes payable	[2]	2,390,981	2,656,643
Accrued professional fees		225,500	547,350
Amount due to employees	[3]	264,224	275,242
Others		96,857	119,605
Other Payables and Accrued Expenses		$ 3,336,898	$ 3,931,171

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.